Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018 HKD ($)
Accounting Policies [Line Items]
Subordinated Borrowing, Interest Rate	4.67%	4.90%	5.20%
Cash, FDIC Insured Amount	$ 250,000			$ 500,000
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	52 years
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years